Consolidated Statements of Cash Flows ₨ in Millions, £ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2021 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Cash flows from operating activities:
Net income/(loss)	$ (1,944.1)	₨ (142,138.0)	₨ (112,984.1)	₨ (292,128.1)
Adjustments for:
Depreciation and amortization expense	3,141.0	229,638.1	207,632.1	230,197.8
Inventory write-down	17.7	1,291.9	3,208.1	6,086.3
Allowances for finance receivables	131.0	9,579.4	6,602.1	3,202.4
Defined benefit pension plan amendment cost	11.6	848.1		1,479.3
Provision for employee separation cost	58.9	4,307.6	4,097.8	13,672.2
Restructuring cost at JLR – Assets write downs, employees and third party obligations	2,050.9	149,943.0
Provision/(reversal of provision) for onerous contracts	(90.7)	(6,630.0)	7,770.0
Impairment losses				278,379.1
Allowances for trade and other receivables	6.8	500.1	1,528.5	2,141.9
share-based payments	1.2	90.4	47.0	84.4
Share of (profit)/loss of equity accounted investees (net)	51.8	3,789.6	10,000.0	(2,095.0)
Loss/(gains) on sale/write off of assets and others (net)	42.3	3,094.6	3,131.9	13,186.7
Marked-to-market on investments measured at fair value through profit or loss	(2.7)	(199.1)	3,890.5	(2,385.4)
Profit on sale of investments (net)	(24.2)	(1,772.6)	(1,873.4)	(1,286.1)
Profit on sale of investment in a subsidiary company				(3,769.8)
(Gain)/Loss on change in fair value of commodity derivatives	(186.8)	(13,657.9)	7,287.6	3,120.0
Provision for loan given to a joint venture			251.2
Foreign exchange (gain)/loss (net)	(601.6)	(43,981.2)	20,187.8	5,046.7
Income tax expense/(credit)	347.6	25,410.7	3,644.5	(25,425.0)
Interest expense	1,105.7	80,840.5	72,553.1	57,586.0
Interest income	(67.4)	(4,925.3)	(11,696.9)	(7,864.6)
Dividend income and income on mutual funds	(2.5)	(183.7)	(211.4)	(172.8)
Gain on fair value of below market interest loans				(133.7)
Cash flows from operating activities before changes in following assets and liabilities	3,995.7	292,132.7	233,053.2	278,922.3
Trade receivables	(153.0)	(11,183.5)	79,131.1	9,547.0
Finance receivables	(600.0)	(43,869.4)	20,207.7	(100,637.9)
Other financial assets	(174.5)	(12,755.8)	645.3	2,301.3
Other current assets	11.9	872.8	6,351.7	6,905.2
Inventories	519.4	37,975.1	23,251.8	20,686.4
Other non-current assets	510.6	37,329.1	(34,660.6)	(3,956.4)
Accounts payable	90.4	6,606.5	(76,794.3)	(26,895.1)
Acceptances	695.9	50,875.0	(4,053.8)	(17,244.5)
Other current liabilities	224.0	16,375.8	(10,130.4)	19,807.0
Other financial liabilities	27.0	1,974.0	(4,560.2)	(300.1)
Other non-current liabilities	171.1	12,508.6	(46,100.4)	29,848.8
Provisions	(1,064.0)	(77,790.2)	97,837.7	(3,482.1)
Cash generated from operations	4,254.5	311,050.7	284,178.8	215,501.8
Income tax paid (net)	(287.9)	(21,045.6)	(17,849.4)	(26,594.3)
Net cash provided by operating activities	3,966.6	290,005.1	266,329.4	188,907.5
Cash flows from investing activities:
Deposits with banks/financial institutions	(5,099.1)	(372,793.6)	(401,147.9)	(240,663.9)
Realization of deposits with banks / financial institutions	5,209.3	380,859.9	358,750.9	328,523.9
Investments in Mutual Fund (purchased)/sold (net)	(1,016.7)	(74,328.5)	(13,392.9)	56,390.2
Proceeds from sale of investment in a subsidiary company				5,329.6
Investments in others	(13.3)	(973.0)	(994.1)	(1,300.1)
Proceeds from sale of investments in other companies	30.9	2,258.2	214.5	51.8
Deposits of margin money and other restricted deposits	(268.6)	(19,639.1)	(15,618.6)	(7,647.1)
Realization of margin money and other restricted deposits	239.7	17,526.9	14,772.4	4,902.0
(Increase)/decrease in short term inter-corporate deposits	0.0	0.0	(144.4)	(19.8)
Loan given to joint venture	0.0	0.0	(17.0)	(37.5)
Proceeds from loan/(given) to others	0.0	0.0	34.2	(34.2)
Investments in equity accounted investees	(1.4)	(99.0)	(6,064.0)	(93.1)
Dividends received from equity accounted investees	0.2	15.1	6,224.4	2,149.8
Interest received	58.5	4,275.0	11,044.8	7,605.2
Dividend received	2.5	183.7	211.4	172.8
Payments for property, plant and equipment	(1,610.7)	(117,756.5)	(143,191.7)	(174,195.5)
Proceeds from sale of property, plant and equipment	48.0	3,505.8	1,714.8	672.3
Payments for intangible assets	(1,153.0)	(84,297.5)	(153,828.6)	(178,839.7)
Payments for acquisitions, net of cash acquired	0.0	0.0	(270.4)
Payments for purchase of minority stake in a subsidiary company	0.0	0.0		(77.6)
Net cash used in investing activities	(3,573.7)	(261,262.6)	(341,702.2)	(197,110.9)
Cash flows from financing activities:
Proceeds from issue of shares and warrants (net of issue expenses)	356.0	26,025.1	38,887.7
Dividends paid to non-controlling interests shareholders of subsidiaries (including dividend distribution tax)	(3.9)	(287.5)	(533.3)	(947.4)
Interest paid	(1,162.7)	(85,002.7)	(79,876.5)	(68,404.0)
Proceeds from issuance of short-term debt	2,846.0	208,071.5	107,124.2	201,191.4
Repayment of short-term debt	(1,515.4)	(110,789.3)	(128,529.3)	(218,521.3)
Net change in other short-term debt (with maturity up to three months)	(621.6)	(45,442.7)	(15,871.2)	49,139.0
Proceeds from issuance of long-term debt	4,054.5	296,423.6	288,327.7	261,013.1
Repayments of long-term debt	(2,548.2)	(186,296.1)	(169,937.7)	(133,427.1)
Proceeds from Option settlement of long term borrowings	4.8	350.1	1,909.0	0.0
Repayment of matured fixed deposits	(0.1)	(4.8)	(67.5)	(31.8)
Repayment of lease liability	(134.2)	(9,813.0)	(8,763.6)
Dividends paid	(0.2)	(15.7)	(35.2)
Proceeds from issuance /(payment) for acquisition of shares from non-controlling	0.0	2.4	(221.5)	0.0
Proceeds from issuance of perpetual instruement classified as equity by a subsidiary (net)	95.8	7,007.5	2,450.0
Debt issuance cost	(16.2)	(1,186.5)	(966.8)	(1,708.2)
Net cash provided by financing activities	1,354.6	99,041.9	33,896.0	88,303.7
Net change in cash and cash equivalents	1,747.5	127,784.4	(41,476.8)	80,100.3
Non cash investing items
Reversal of / (classified as) held for sale	0.0	0.0		2,439.4
Effect of foreign exchange on cash and cash equivalents	62.1	4,537.7	10,556.8	(14,109.2)
Cash and cash equivalents, beginning of the year	2,526.3	184,678.0	215,598.0	147,167.5
Cash and cash equivalents, end of the year	4,335.9	317,000.1	184,678.0	215,598.0
Non-cash transactions:
Liability towards property, plant and equipment and intangible assets purchased on credit/deferred credit	734.2	53,678.4	66,267.8	72,863.2
Subsidiaries [member]
Adjustments for:
Impairment losses			3,532.0
Passenger vehicle segment [member]
Adjustments for:
Impairment /(reversal of impairment) losses in Passenger Vehicle business	$ (50.8)	₨ (3,713.5)	₨ 4,454.8
Jaguar Land Rover Limited [Member]
Adjustments for:
Impairment losses				₨ 278,379.1